Supplement to the

Fidelity Advisor® Dividend Growth Fund Class Z (FZADX), Fidelity Advisor Equity Growth Fund Class Z (FZAFX), Fidelity Advisor Equity Income Fund Class Z (FZAGX), Fidelity Advisor Growth Opportunities Fund Class Z (FZAHX), and Fidelity Advisor Small Cap Fund Class Z (FZAOX)

Funds of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Management Contracts" section beginning on page 47.

The following table provides information relating to other accounts managed by Ms. Persaud as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,732	$ 175	$ 104
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,304	none	none

* Includes Fidelity Advisor Dividend Growth Fund ($1,010 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Advisor Dividend Growth Fund beneficially owned by Ms. Persaud was $100,001 - $500,000.

ACOMZ11B-14-01  March 13, 2014
1.9587293.100